Borrowings - Schedule of Carrying Amount of the Borrowings (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Ambank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1% [Member]
Line of Credit
Line of Credit	$ 2,256,788	RM 9,202,054	RM 6,686,298
Ambank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1% [Member] | Capacity [Member]
Line of Credit
Line of Credit		10,000,000
AmBank Islamic Bank – Invoice Financing, at Base Financing Rate [Member]
Line of Credit
Line of Credit	14,925,413	60,858,371	24,073,870
AmBank Islamic Bank – Invoice Financing, at Base Financing Rate [Member] | Capacity [Member]
Line of Credit
Line of Credit		96,000,000
AmBank Islamic Bank – Overdraft, Base Financing Rate +1.0% [Member]
Line of Credit
Line of Credit			364,167
AmBank Islamic Bank – Overdraft, Base Financing Rate +1.0% [Member] | Capacity [Member]
Line of Credit
Line of Credit		1,000,000
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member]
Line of Credit
Line of Credit	2,442,843	9,960,691	7,980,612
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member] | Capacity [Member]
Line of Credit
Line of Credit		10,000,000
CIMB Islamic Bank – Overdraft, at Base Financing Rate +0.5% [Member]
Line of Credit
Line of Credit			374,243
CIMB Islamic Bank – Overdraft, at Base Financing Rate +0.5% [Member] | Capacity [Member]
Line of Credit
Line of Credit		500,000
Maybank Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member]
Line of Credit
Line of Credit	827,077	3,372,406	4,934,051
Maybank Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member] | Capacity [Member]
Line of Credit
Line of Credit		5,000,000
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1% [Member]
Line of Credit
Line of Credit	179,967	733,815	778,060
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1% [Member] | Capacity [Member]
Line of Credit
Line of Credit		1,000,000
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1% [Member]
Line of Credit
Line of Credit	726,773	2,963,417
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1% [Member] | Capacity [Member]
Line of Credit
Line of Credit		3,000,000
CIMB Islamic Bank – Term Financing, at Effective Rate 6.6% [Member]
Line of Credit
Line of Credit	113,803	464,030
CIMB Islamic Bank – Term Financing, at Effective Rate 6.6% [Member] | Capacity [Member]
Line of Credit
Line of Credit		500,000
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1.75% [Member]
Line of Credit
Line of Credit	1,314,207	5,358,678	1,150,531
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1.75% [Member] | Capacity [Member]
Line of Credit
Line of Credit		14,900,000
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75% [Member]
Line of Credit
Line of Credit	3,946,186	16,090,573	16,582,547
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75% [Member] | Capacity [Member]
Line of Credit
Line of Credit		16,100,000
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1.75% [Member]
Line of Credit
Line of Credit	40,641	165,715
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1.75% [Member] | Capacity [Member]
Line of Credit
Line of Credit		200,000
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75% [Member]
Line of Credit
Line of Credit	116,010	473,033
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75% [Member] | Capacity [Member]
Line of Credit
Line of Credit		500,000
Borrowing [Member]
Line of Credit
Line of Credit	$ 26,889,708	109,642,783	RM 62,924,379
Borrowing [Member] | Capacity [Member]
Line of Credit
Line of Credit		RM 158,700,000